STOCK BASED COMPENSATION (Details) (USD $)	1 Months Ended		3 Months Ended			12 Months Ended
	Nov. 30, 2013	Sep. 30, 2012	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Jul. 31, 2014	Nov. 01, 2013	Oct. 31, 2010	Oct. 31, 2003	Aug. 29, 2012	Jul. 06, 2011
STOCK BASED COMPENSATION (Details) [Line Items]
Allocated Share-based Compensation Expense			$ 491,779	$ 720,638		$ 3,149,799	$ 3,798,139
Stock Issued During Period, Value, Issued for Services			4,000			84,698	304,685
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	23 months	36 months	36 months		3 months
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)		$ 0.2175
Stock Options Granted To Employees And Directors [Member]
STOCK BASED COMPENSATION (Details) [Line Items]
Allocated Share-based Compensation Expense			543,000	466,000
Amortization Of Compensation Costs			513,000	383,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options				1,396,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 255 days			1 year 219 days
Stock Options Granted to Consultant [Member]
STOCK BASED COMPENSATION (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options			576,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			8 years
Consultation Fees Related To Options			51,000	255,000
Stock Issued During Period, Value, Issued for Services			$ 51,000	$ 236,000
2010 Share Plan Amendmend [Member] | 2010 Share Plan [Member]
STOCK BASED COMPENSATION (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)								55,634,980	55,634,980
Non-Employee Director [Member] | 2010 Share Plan Amendmend [Member]
STOCK BASED COMPENSATION (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Maximum [Member] | 2010 Share Plan Amendmend [Member]
STOCK BASED COMPENSATION (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)			30,000,000
2010 Share Plan [Member]
STOCK BASED COMPENSATION (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award (in Shares)			1,300,000	7,710,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)			$ 0.112	$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)			15,000,000					25,634,980	25,634,980	15,000,000
2003 Share Plan [Member]
STOCK BASED COMPENSATION (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)			70,000,000								70,000,000
2010 Share Plan Amendmend [Member]
STOCK BASED COMPENSATION (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)			27,000,000									30,000,000	27,000,000